Securities at amortized cost - Details of securities at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 17,086,274	$ 14,375,125	₩ 17,020,839
Securities at amortised cost and held to maturity investments category [Member] | Korean treasury and government agencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	8,882,500		6,947,495
Securities at amortised cost and held to maturity investments category [Member] | Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	1,835,947		4,843,534
Securities at amortised cost and held to maturity investments category [Member] | Corporates [Member]
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	5,818,646		4,726,075
Securities at amortised cost and held to maturity investments category [Member] | Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	554,416		508,301
Securities at amortised cost and held to maturity investments category [Member] | Allowance for credit losses
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ (5,235)		₩ (4,566)